Condensed Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	€ 232,459	€ 345,918
Other financial assets	160,891	123,419
Accounts receivables	5,629	6,099
Other current assets	30,213	28,572
Total current assets	429,192	504,008
Non-current assets
Property, plant and equipment	39,981	42,111
Intangible assets	1,562	1,582
Right-of-use assets	11,717	12,786
Other non-current assets	3,283	1,850
Total non-current assets	56,543	58,329
Total assets	485,735	562,337
Current liabilities
Provisions	5,901	0
Accounts payables	33,155	18,832
Deferred revenue	9,567	15,816
Lease liabilities	2,666	2,757
Other current liabilities	5,664	5,607
Total current liabilities	56,953	43,012
Non-current liabilities
Deferred revenue	13,632	18,541
Lease liabilities	11,940	12,878
Deferred tax liabilities	3,585	3,807
Total non-current liabilities	29,157	35,226
Shareholders' equity
Share capital	1,367	1,341
Share premium	1,310,078	1,277,338
Accumulated deficit	(906,294)	(785,988)
Other reserves	(5,526)	(8,592)
Total shareholders' equity	399,625	484,099
Total liabilities and shareholders' equity	€ 485,735	€ 562,337